Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000751173
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 18, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 21, 2017
Prospectus Date	rr_ProspectusDate	Aug. 21, 2017